Cash and Cash Equivalents (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Cash and Cash Equivalents [Line Items]
Bonds amounting	$ 88,721
Fixed-term deposits	38,627
Treasury bonds	15,480
Investment in certificates of deposits	13,641
Interest income	30,799	$ 45,852	[1]	$ 27,040
Exito Group [Member]
Cash and Cash Equivalents [Line Items]
Interest income	$ 30,799	$ 45,852

[1]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).